Prepayments and Other Assets (Details) $ in Thousands, ¥ in Millions	1 Months Ended	6 Months Ended
	Oct. 22, 2018	Jun. 30, 2023	Apr. 20, 2020 USD ($)	Apr. 20, 2020 CNY (¥)
Prepayments and Other Assets [Line Items]
Land use right agreement, description		the Company signed a land use right agreement with the government of Touqiao Town, Yangzhou City and paid RMB 50 million ($6.9 million) and RMB 60 million ($8.27 million), respectively, in 2018 and 2019 according to the agreement.
Paid deposit			$ 12,320	¥ 85
Annual interest rate			3.50%	3.50%
Land use right agreement, description	the Company signed a land use right agreement with the government of Touqiao Town, Yangzhou City and paid RMB 50 million ($7.25 million) and RMB 60 million ($8.70 million), respectively, in 2018 and 2019 according to the agreement.
Land, Buildings and Improvements [Member]
Prepayments and Other Assets [Line Items]
Paid deposit			$ 11,720